United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/16

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.0%
		Alabama—0.9%
$930,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$941,569
		Arizona—1.1%
1,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2022	1,190,000
		Arkansas—1.0%
1,000,000		University of Arkansas, Revenue Bonds, 5.00% (United States Treasury COL), 3/1/2016	1,023,960
		California—4.7%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.27%, 4/1/2036	983,850
1,000,000		California State, Various Purpose UT GO Refunding Bonds , 5.00%, 8/1/2031	1,149,530
1,000,000	[1]	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (SIFMA Index Mode) (Series 2011A-2), 0.40%, 7/1/2036	997,650
1,500,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2029	1,770,435
		TOTAL	4,901,465
		Colorado—3.9%
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2023	1,099,800
1,355,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,555,079
500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.77% (National Public Finance Guarantee Corporation INS), 9/1/2039	502,275
750,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, 6/1/2024	869,558
		TOTAL	4,026,712
		Delaware—1.2%
1,060,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	1,269,997
		District of Columbia—0.3%
250,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue & Refunding Bonds (Series 2014A), 5.00%, 10/1/2029	282,905
		Florida—9.9%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,077,370
1,000,000		Broward County, FL Airport System, Airport Revenue Bonds (Series 2013A), 5.00%, 10/1/2021	1,154,280
1,000,000		Hillsborough County, FL Aviation Authority, Subordinated Revenue Refunding Bonds (Series 2013A), 5.00% (Tampa International Airport), 10/1/2021	1,154,280
1,000,000		Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2027	1,133,090
785,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.00%, 7/1/2018	871,562
250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2014B), 5.00%, 7/1/2024	297,075
1,000,000		Miami-Dade County, FL, Revenue Bonds (Series 2013A), 5.00% (Miami-Dade County, FL Seaport), 10/1/2019	1,132,370
1,025,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2018	1,139,236
1,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	1,212,793
1,000,000		Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2022	1,108,690
		TOTAL	10,280,746
		Georgia—3.8%
350,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2012B), 5.00%, 1/1/2020	403,270
1,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,187,740
1,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2025	1,207,250
1,000,000		Burke County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	1,012,690

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$100,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	$101,417
	TOTAL	3,912,367
	Guam—0.8%
745,000	Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2024	859,953
	Illinois—7.6%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,131,570
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	679,175
1,000,000	Chicago, IL, Project & Refunding UT GO Bonds (Series 2003B), 5.00%, 1/1/2023	978,920
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2015), 5.00% (Northwestern University), 12/1/2026	2,450,740
1,000,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2019	1,071,670
1,000,000	Illinois State, UT GO Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2018	1,085,620
500,000	Illinois State, UT GO Refunding Bonds (Series 2007B), 5.25%, 1/1/2021	545,260
	TOTAL	7,942,955
	Indiana—1.9%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,030,060
	Iowa—0.8%
750,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	792,870
	Kentucky—2.8%
1,000,000	Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue Bond Anticipation Notes (Series 2013A), 5.00%, 7/1/2017	1,072,850
1,545,000	Louisville & Jefferson County, KY Metropolitan Sewer District, Revenue Bonds (Series 2014A), 5.00%, 5/15/2024	1,877,144
	TOTAL	2,949,994
	Massachusetts—1.2%
1,000,000	University of Massachusetts Building Authority, MA, Refunding Revenue Bonds (Senior Series 2015-2), 5.00% (University of Massachusetts), 11/1/2028	1,201,270
	Michigan—4.0%
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM Corp. INS), 7/1/2029	561,795
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Detroit, MI Water Supply System)/(AGM Corp. INS), 7/1/2025	575,200
1,000,000	Michigan State Trunk Line, State Trunk Line Refunding Bonds (Series 2014), 5.00%, 11/15/2021	1,181,690
800,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2027	961,920
1,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.125%), 6/1/2034	871,240
	TOTAL	4,151,845
	Minnesota—0.5%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.00%, 1/1/2029	570,460
	Mississippi—1.8%
1,500,000	Lowndes County, MS Solid Waste Disposal, PCRBs (Project A), 6.80% (Weyerhaeuser Co.), 4/1/2022	1,868,100
	Missouri—2.2%
2,000,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Refunding Bonds (Iatan 2 Project) (Series 2014A), 5.00%, 1/1/2029	2,269,240
	Nebraska—0.5%
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	553,355
	New Jersey—5.8%
375,000	New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (Continental Airlines, Inc.), 11/15/2030	419,569
1,000,000	New Jersey EDA, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Goethals Bridge Replacement Project), 1/1/2025	1,147,290
1,000,000	New Jersey State EDA , School Facilities Construction Refunding Bonds (Series 2012II), 5.00% (New Jersey State), 3/1/2027	1,027,270
685,000	New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2018	754,767

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2021	$1,060,190
1,500,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	1,672,635
		TOTAL	6,081,721
		New Mexico—1.0%
1,000,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (AGM Corp. INS), 6/1/2021	1,072,240
		New York—6.1%
650,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	719,303
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2034	1,116,590
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2031	580,890
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2032	577,220
1,000,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2030	1,152,800
500,000	[2,3]	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs (Casella Waste Systems, Inc.) 12/2/2019	498,015
1,000,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 183 AMT), 3.75%, 10/1/2023	1,053,830
625,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	706,094
		TOTAL	6,404,742
		Ohio—4.3%
1,000,000		Cincinnati, OH Water System, Revenue Bonds (Series 2015B), 5.00%, 12/1/2024	1,227,830
1,000,000		Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2022	1,199,960
1,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2019	1,075,380
1,000,000		Ohio Water Development Authority, PCRBs (Series 2010-C), 4.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2019	1,034,150
		TOTAL	4,537,320
		Pennsylvania—9.5%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,723,298
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,097,810
1,000,000	[1]	Geisinger Authority, PA Health System, (Geisinger Health System), Health System Revenue Bonds (Series 2014B), 1.202%, 6/1/2028	1,006,930
1,425,000		Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2022	1,629,445
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2021	578,590
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.29%, 12/1/2020	1,451,321
1,150,000		Pennsylvania State University, Revenue Bonds, 5.00%, 3/1/2021	1,323,006
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,115,920
		TOTAL	9,926,320
		Puerto Rico—0.9%
1,720,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds Series 2004I, 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.41%), 7/1/2033	972,264
		Tennessee—1.8%
1,000,000		Chattanooga, TN Electric System, Refunding Revenue Bonds (Series 2015A), 5.00%, 9/1/2028	1,201,350
565,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	644,507
		TOTAL	1,845,857
		Texas—12.2%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2027	863,738
1,000,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	1,067,060
500,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	536,265
640,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.00% (United Airlines, Inc.), 7/15/2020	684,704
2,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.92%, 05/15/2034	1,991,960
905,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00% (United States Treasury PRF 1/1/2018@100), 1/1/2023	1,013,111

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$95,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00%, 1/1/2023	$104,972
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2026	1,154,680
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	909,937
1,000,000		Tarrant, TX Regional Water District, Water Transmission Facilities Contract Revenue Bonds (Series 2012), 5.00%, 9/1/2020	1,171,300
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,195,670
950,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Bank of America Corp. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	1,006,449
1,000,000	[1]	Texas State Transportation Commission, (Texas State), State of Texas GO Mobility Fund & Refunding Bonds Series 2014-B), 0.40%,10/1/2041	990,840
		TOTAL	12,690,686
		Washington—2.7%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	1,015,987
1,500,000		Washington State, Refunding UT GO Bonds (Series R-2013A), 5.00%, 7/1/2024	1,773,435
		TOTAL	2,789,422
		West Virginia—0.5%
500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	500,520
		Wisconsin—2.3%
2,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2023	2,363,720
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $100,202,820)	102,204,635
		SHORT-TERM MUNICIPAL—1.3%[4]
		Ohio—1.3%
1,300,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic) , (Barclays Bank PLC LIQ), 0.01%, 9/1/2015 (AT AMORTIZED COST)	1,300,000
		TOTAL MUNICIPAL INVESTMENTS (IDENTIFIED COST $101,502,820)[5]	103,504,635
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	765,259
		TOTAL NET ASSETS—100%	$104,269,894
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.2% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $498,015, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $498,015, which represented 0.5% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At August 31, 2015, the cost of investments for federal tax purposes was $101,497,309. The net unrealized appreciation of investments for federal tax purposes was $2,007,326. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,550,424 and net unrealized depreciation from investments for those securities having an excess of cost over value of $543,098.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26 2015